Shareholder Report, Average Annual Return (Details) DFGE_Dimensional 2015 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional 2015 Target Date Retirement Income Fund – Institutional
Average Annual Return, Percent		9.61%	4.57%	5.37%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		5.30%	0.52%	2.38%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[1]	4.87%	2.11%	2.02%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.06%	1.63%	3.03%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		21.92%	14.03%	10.83%

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1	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.